Equity and Cash Incentive Program (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Share Based Compensation Abstract
Schedule of Stock-Based Compensation Expense

Stock-based compensation expense relating to all stock-based incentive plans was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Stock-based compensation expense	$1,768	$630	$3,129	$1,762
Tax benefit	(421)	(219)	(717)	(611)

Stock-based compensation expense, net of tax	$1,347	$411	$2,412	$1,151

The following table summarizes the Company’s compensation expense relating to all stock-based incentive plans:

	Years Ended December 31,
	2017	2016	2015
Pre-tax compensation expense	$2,236	$2,293	$1,925
Tax benefit	(774)	(787)	(658)

Total stock-based compensation expense, net of tax	$1,462	$1,506	$1,267

Schedule of Assumptions used for calculating fair value of SAR granted

The fair value of each SAR granted was estimated on the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	2017	2016	2015
Risk-free interest rate	1.80%	1.05%	1.51%
Dividend yield	2.27%	3.09%	2.24%
Expected life (years)	4.6	4.6	5.1
Volatility	21.90%	26.17%	27.19%
Grant price	$79.28	$57.25	$73.28
Fair value at date of grant	$12.63	$9.25	$14.55

Summary of activity relating to SARs granted

A summary of activity relating to SARs granted under the Dover plans for the year ended December 31, 2017 is as follows:

	SARs
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at January 1, 2017	454,683	$63.69
Granted	82,240	79.28
Forfeited / expired	(32,944)	67.10
Exercised	(116,908)	61.93

Outstanding at December 31, 2017	387,071	67.17	6.7

Exercisable at December 31, 2017	157,078	$64.30	4.6

Summary of outstanding SARs

The following table summarizes information about outstanding SARs at December 31, 2017:

	SARs Outstanding				SARs Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
$25.96 - $37.79	23,816	$37.79	2.1	$1,505	23,816	$37.79	2.1	$1,505
$40.54 - $58.69	125,469	$57.52	6.7	5,454	38,309	$58.14	3.6	1,642
$63.33 - $82.51	237,786	$75.21	7.2	6,130	94,953	$73.44	5.7	2,616

	387,071			$13,089	157,078			$5,763

Other information regarding exercise of SARs and stock options

Other information regarding the exercise of SARs and stock options is listed below:

	2017	2016	2015
SARs
Fair value of SARs that became exercisable	$1,239	$1,564	$1,356
Aggregate intrinsic value of SARs exercised	$2,787	$799	$1,874

Stock Options
Cash received by Dover for exercise of stock options	$—	$—	$100
Aggregate intrinsic value of options exercised	$—	$—	$117

Fair value used in determining compensation cost of Performance shares

The fair value and average attainment used in determining compensation cost of the performance shares issued in 2017, 2016 and 2015 are as follows for the year ended December 31, 2017:

	Performance shares
	2017	2016	2015
Fair value per share at date of grant	$79.28	$57.25	$73.28
Average attainment rate reflected in expense	0.0%	0.0%	0.0%

Summary of activity for performance share awards

A summary of activity for performance share awards for the year ended December 31, 2017 is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2017	10,267	$64.28
Granted	4,162	79.28
Vested	(4,503)	73.28

Unvested at December 31, 2017	9,926	$66.49

Summary of activity for restricted stock units

A summary of activity for restricted stock units for the year ended December 31, 2017 is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2017	54,064	$61.68
Granted	25,557	79.28
Forfeited	(8,854)	64.07
Vested	(20,712)	64.85

Unvested at December 31, 2017	50,055	$68.91